Natural and environmental resources	6 Months Ended
Jun. 30, 2026
Natural and environmental resources
Natural and environmental resources
14.	Natural and environmental resources

The movement of natural and environmental resources for the period ended June 30, 2026, with their corresponding depletions, calculated based on production units, and impairment, is as follows:

			Exploration and
	Oil investments	Asset retirement cost	evaluation	Total
Cost
Balance as of December 31, 2025	112,125	9,739	10,677	132,541
Additions/capitalizations (1)	2,620	—	1,650	4,270
Abandonment cost update (Note 22)	—	58	—	58
Disposals	(480)	(27)	—	(507)
Write off exploratory assets and dry wells (2)	—	—	(115)	(115)
Capitalized financial interests (3)	195	—	32	227
Exchange differences capitalized	2	—	—	2
Foreign currency translation	(2,925)	(82)	(208)	(3,215)
Transfers/reclassifications	435	(4)	(436)	(5)
Balance as of June 30, 2026 (Unaudited)	111,972	9,684	11,600	133,256
Accumulated depletions and impairment losses
Balance as of December 31, 2025	(77,216)	(6,885)	(33)	(84,134)
Depletion expense	(3,235)	(351)	—	(3,586)
Disposals	452	20	—	472
Foreign currency translation	1,791	63	—	1,854
Transfers/reclassifications	(35)	1	32	(2)
Balance as of June 30, 2026 (Unaudited)	(78,243)	(7,152)	(1)	(85,396)
Net Balance as of December 31, 2025	34,909	2,854	10,644	48,407
Net Balance as of June 30, 2026 (Unaudited)	33,729	2,532	11,599	47,860
(1)	Mainly includes a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities executed in Midland/Delaware, b) Ecopetrol S.A. mainly the fields Rubilales, Caño Sur, Akacias y Castilla, and c) Hocol S.A. mainly in projects for the blocks Llanos 100, Llanos 123, Saman, Vim8, Llanos 86-87-104, Malacate, La Cañada, SN-18, La Punta, Guarrojo, and SSJN1.
(2)	Includes the recognition in the expense of the exploratory activity of Ecopetrol S.A. mainly of the Drago 1 and Vencejo 1 wells.
(3)	Financial interest is capitalized based on the weighted average rate of borrowing costs.

The movement of natural and environmental resources for the period ended December 31, 2025, with their corresponding depletions, calculated based on production units, and impairment, is as follows:

			Exploration and
	Oil investments	Asset retirement cost	evaluation	Total
Cost
Balance as of December 31, 2024	108,855	8,249	10,052	127,156
Additions /capitalizations (1)	4,691	18	5,843	10,552
Abandonment cost update	—	1,608	(30)	1,578
Disposals	(35)	—	(1)	(36)
Write off exploratory assets and dry wells (2)	—	—	(717)	(717)
Capitalized financial interests (3)	334	—	92	426
Exchange differences capitalized	2	—	1	3
Foreign currency translation	(5,694)	(152)	(357)	(6,203)
Transfers/reclassifications	3,972	16	(4,206)	(218)
Balance as of December 31, 2025	112,125	9,739	10,677	132,541
Accumulated depletions and impairment losses
Balance as of December 31, 2024	(72,930)	(6,444)	(116)	(79,490)
Depletion expense	(7,447)	(315)	—	(7,762)
(Loss) recovery of impairment	(244)	13	(41)	(272)
Disposals	5	—	—	5
Foreign currency translation	3,323	97	—	3,420
Transfers/reclassifications	77	(236)	124	(35)
Balance as of December 31, 2025	(77,216)	(6,885)	(33)	(84,134)
Net Balance as of December 31, 2024	35,925	1,805	9,936	47,666
Net Balance as of December 31, 2025	34,909	2,854	10,644	48,407
(1)

Includes mainly: a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities carried out in Midland/Delaware, b) Ecopetrol S.A. mainly the Rubiales, Caño Sur, Akacias and Castilla fields, and c) Hocol S.A. mainly the execution of the Llanos 100, Llanos 123, Saman, Vim8, Llanos 86-87-104, Malacate, La Cañada, SN-18, La Punta, Guarrojo and SSJN1 projects.

(2)	Includes the recognition in the expense of the exploratory activity of Ecopetrol S.A., mainly of the Papayuela and Buena Suerte wells.
(3)	Financial interest is capitalized based on the weighted average rate of borrowing costs.